Derivative Financial instruments - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value adjustment of the interest rate swaps			$ 35
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount			5,500		$ 5,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedging instrument, fair value hedges	$ 40	$ 53	23	$ 9
Interest rate swap contract [member] | Fair value hedges [member] | Other assets, net, current [Member] | Unrealized [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			35
Interest rate swap contract [member] | Fair value hedges [member] | Trade and other receivables and prepayments, net [Member] | Realized [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest receivable			47
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate swap, at fair value			$ 82